Commodity Derivative Instruments - Gross and Net Fair Value (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets
Gross amounts and adjustments made for net derivative assets
Gross Amounts of Recognized Assets	$ 16,761	$ 89,746
Gross Amounts Offset in the Balance Sheet	(16,229)	(20,861)
Net Amounts of Assets Presented in the Balance Sheet	532	68,885
Current assets | Oil and natural gas derivative contracts
Gross amounts and adjustments made for net derivative assets
Gross Amounts of Recognized Assets		89,746	$ 44,902
Gross Amounts Offset in the Balance Sheet		(20,861)	(5,109)
Net Amounts of Assets Presented in the Balance Sheet		68,885	39,793
Non-current assets
Gross amounts and adjustments made for net derivative assets
Gross Amounts of Recognized Assets	5,284	5,916
Gross Amounts Offset in the Balance Sheet	(5,284)	(3,010)
Net Amounts of Assets Presented in the Balance Sheet		2,906
Non-current assets | Oil and natural gas derivative contracts
Gross amounts and adjustments made for net derivative assets
Gross Amounts of Recognized Assets		5,916	6,608
Gross Amounts Offset in the Balance Sheet		(3,010)	(500)
Net Amounts of Assets Presented in the Balance Sheet		2,906	6,108
Current liabilities
Gross amounts and adjustments made for net derivative liabilities
Gross Amounts of Recognized Liabilities	(38,005)	(20,861)
Gross Amounts Offset in the Balance Sheet	16,229	20,861
Net Amounts of Liabilities Presented in the Balance Sheet	(21,776)
Current liabilities | Oil and natural gas derivative contracts
Gross amounts and adjustments made for net derivative liabilities
Gross Amounts of Recognized Liabilities		(20,861)	(5,109)
Gross Amounts Offset in the Balance Sheet		20,861	5,109
Non-current liabilities
Gross amounts and adjustments made for net derivative liabilities
Gross Amounts of Recognized Liabilities	(12,011)	(3,010)
Gross Amounts Offset in the Balance Sheet	5,284	3,010
Net Amounts of Liabilities Presented in the Balance Sheet	$ (6,727)
Non-current liabilities | Oil and natural gas derivative contracts
Gross amounts and adjustments made for net derivative liabilities
Gross Amounts of Recognized Liabilities		(3,010)	(500)
Gross Amounts Offset in the Balance Sheet		$ 3,010	$ 500